Organization and Business Operations - Additional Information (Details)			6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 13, 2019 USD ($) VideoGamingTerminal location $ / shares shares	Jun. 30, 2017 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Schedule Of Organization And Business Operations Plan [Line Items]
Incorporation date			Feb. 14, 2017
Public offering closing date			Sep. 30, 2019		Jun. 30, 2017
Current liabilities			$ 4,283,400	$ 157,390	$ 252,472
Working Capital			(3,591,303)
Trust account interest withdrawal annual limit to fund working capital and tax payment			750,000		750,000
Proceeds from issuance of private placement		$ 11,000,000		11,000,000	0
Proceeds from issuance of public offering		450,000,000		450,000,000	0
Underwriting discounts				9,000,000	0
Cash			$ 692,097	$ 372,073	$ 512,827
Percentage obligation to redeem public shares			100.00%		100.00%
Remaining proceeds held outside trust account			$ 2,000,000		$ 2,000,000
Repayments on loans			300,000		300,000
Minimum value of net tangible assets			$ 5,000,001		$ 5,000,001
Trust account amount price per public share | $ / shares			$ 10.00
Business combination condition, description			The Company’s Sponsor and five independent directors (collectively, “Initial Shareholders”) and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to their Founder Shares (as defined in Note 4) if we fail to complete a Business Combination by September 30, 2019 or by December 31, 2019 if the Company receives shareholder approval to amend its amended and restated memorandum and articles of association and trust agreement to extend such date to December 31, 2019.		The Company has 24 months from the Close Date, or 27 months from the Close Date if the Company has executed a letter of intent, agreement in principle or definitive agreement for an initial business combination within 24 months of the Close Date, to complete its Business Combination. If the Company does not complete a Business Combination within this period, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to fund its working capital requirements, subject to an annual limit of $750,000, and/or to pay its taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. The Company’s Sponsor and five independent directors (collectively, “Initial Shareholders”) and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to their Founder Shares (as defined in Note 4) if the Company fails to complete the Business Combination within 24 months from the Close Date, or 27 months from the Close Date if the Company has executed a letter of intent, agreement in principle or definitive agreement for an initial business combination within 24 months of the Close Date. However, if the Initial Shareholders acquire Public Shares after the Close Date, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete the Business Combination within the allotted 24-month time period, or 27 months from the Close Date
Transaction Agreement
Schedule Of Organization And Business Operations Plan [Line Items]
Number of gaming terminals | VideoGamingTerminal	8,000
Purchase Price | $ / shares	$ 177
Public offering, price per unit sold | $ / shares	$ 10.22
Proposed pro rata adjustment	$ 350,000,000
Transaction Agreement | Class A-2 Common Stock | Restricted Stock Agreement
Schedule Of Organization And Business Operations Plan [Line Items]
Equity interest issued or issuable, number of shares | shares	3,000,000
New Accel Warrants | Transaction Agreement | Restricted Stock Agreement
Schedule Of Organization And Business Operations Plan [Line Items]
Equity interest issued or issuable, number of shares | shares	2,444,444
Private Placement
Schedule Of Organization And Business Operations Plan [Line Items]
Private placement warrants, sponsor | shares				7,333,333
Cash		2,000,000
Private Placement | Warrant
Schedule Of Organization And Business Operations Plan [Line Items]
Shares issued, price per share | $ / shares				$ 1.50
Initial Public Offering
Schedule Of Organization And Business Operations Plan [Line Items]
Shares issued, price per share | $ / shares				$ 10.00
Underwriting discounts		9,000,000			$ 9,000,000
Trust Account term after Close Date for completion of Business Combination					24 months
Public offering, price per unit sold | $ / shares			$ 10.00		$ 10.00
TPG Pace II Sponsor, LLC
Schedule Of Organization And Business Operations Plan [Line Items]
Proceeds from issuance of public offering		450,000,000
Underwriting discounts		9,000,000
Cash		$ 2,000,000
TPG Pace II Sponsor, LLC | Warrant
Schedule Of Organization And Business Operations Plan [Line Items]
Proceeds from issuance of private placement			$ 11,000,000		$ 11,000,000
TPG Pace II Sponsor, LLC | Private Placement
Schedule Of Organization And Business Operations Plan [Line Items]
Private placement warrants, sponsor | shares			7,333,333		7,333,333
TPG Pace II Sponsor, LLC | Private Placement | Warrant
Schedule Of Organization And Business Operations Plan [Line Items]
Shares issued, price per share | $ / shares			$ 1.50		$ 1.50
Maximum
Schedule Of Organization And Business Operations Plan [Line Items]
Net interest to pay dissolution expenses			$ 100,000		$ 100,000
Maximum | Private Placement
Schedule Of Organization And Business Operations Plan [Line Items]
Trust Account term after Close Date for completion of Business Combination					27 months
Maximum | Initial Public Offering
Schedule Of Organization And Business Operations Plan [Line Items]
Trust Account term after Close Date for completion of Business Combination					27 months
Minimum
Schedule Of Organization And Business Operations Plan [Line Items]
Percentage of trust account balance equal to target businesses fair market value			80.00%		80.00%
Minimum | Transaction Agreement
Schedule Of Organization And Business Operations Plan [Line Items]
Number of gaming locations | location	1,700
Proposed ownership interest	30.00%
Minimum | Transaction Agreement | Threshold
Schedule Of Organization And Business Operations Plan [Line Items]
Proposed ownership interest	30.00%
Minimum | Private Placement
Schedule Of Organization And Business Operations Plan [Line Items]
Trust Account term after Close Date for completion of Business Combination					24 months
Minimum | Initial Public Offering
Schedule Of Organization And Business Operations Plan [Line Items]
Trust Account term after Close Date for completion of Business Combination					24 months